Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	6 years 7 months 6 days	7 years 4 months 24 days	9 years 1 month 6 days
Weighted average discount rate	4.20%	4.40%	4.90%
Finance leases	$ 0
Operating lease cost	2,626,000	$ 5,252,000	$ 8,169,000
Short term leases cost	1,491,000	$ 1,228,000	$ 898,000
Lessee operating lease, lease not yet commenced	$ 0